Indebtedness (Credit Facilities) (Details) (USD $) In Billions, unless otherwise specified		7 Months Ended		0 Months Ended			1 Months Ended	0 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Multi-Year Revolving Credit, Expiring March 31, 2015 [Member]	May 31, 2011 Multi-Year Revolving Credit, Expiring March 31, 2015 [Member]	Oct. 25, 2011 Multi-Year Revolving Credit, Expiring October 25, 2016 [Member]	Dec. 31, 2011 Multi-Year Revolving Credit, Expiring October 25, 2016 [Member]	Dec. 31, 2011 Short Term Credit Arrangement [Member]	May 31, 2011 Previous Expiration Date [Member] Multi-Year Revolving Credit, Expiring March 31, 2015 [Member]	Oct. 25, 2011 Previous Expiration Date [Member] Revolving Credit Expiring December 2012 [Member]
Line of Credit Facility [Line Items]
Committed credit facilities, maximum borrowing capacity	$ 6.0	$ 2.5	$ 2.5	$ 3.5	$ 3.5	$ 1.9
Commercial paper outstanding	$ 1.3
Multi-year revolving credit facility, expiration date		March 31, 2015		October 25, 2016			September 30, 2013	December 4, 2012